Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 3,424,768	$ 3,442,006
Less: accumulated depreciation	(3,225,867)	(3,230,057)
Property, plant and equipment, net	198,901	211,949
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	11,702	11,684
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	508,389	450,651
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,333,707	2,446,261
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	413,129	447,800
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 157,841	$ 85,610